Provision for legal proceedings and judicial deposits - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	R$ 1,363,168	R$ 1,348,157
Provisions	157,785	166,412
Settlement / Write-offs	(294,741)	(232,443)
Monetary variation		81,042
Interest and exchange variation	127,959
Legal proceedings provision ending balance	1,354,171	1,363,168
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	534,131	501,247
Provisions	34,962	20,325
Settlement / Write-offs	(28,261)	(22,024)
Transfers		7,178
Monetary variation		27,405
Interest and exchange variation	48,348
Legal proceedings provision ending balance	589,180	534,131
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	362,725	375,561
Provisions	39,323	48,660
Settlement / Write-offs	(117,449)	(76,083)
Transfers		(7,178)
Monetary variation		21,765
Interest and exchange variation	47,928
Legal proceedings provision ending balance	332,527	362,725
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	466,312	471,349
Provisions	83,500	97,427
Settlement / Write-offs	(149,031)	(134,336)
Monetary variation		31,872
Interest and exchange variation	31,683
Legal proceedings provision ending balance	R$ 432,464	R$ 466,312